Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of ownership percentages and book values in associated companies	The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant WACC as follows:

Investment	WACC
Seadrill Capricorn Holdings LLC	11.4%
Seadrill Operating LP	12.0%
Seadrill Deepwater Drillship Ltd	12.0%
Seabras Sapura Holding	14.3%
Seabras Sapura Participacoes	13.7%
SeaMex	12.7%
We have the following investments in associated companies:

Ownership percentage	Joint venture partner	December 31, 2020	December 31, 2019
Seadrill Partners and Seadrill Partner subsidiaries ("SDLP investments") (a) (b)	(a)	(a)	(a)
Seabras Sapura (b)	Sapura Energy	50.0%	50.0%
SeaMex Ltd. ("SeaMex") (b)	Fintech	50.0%	50.0%
Sonadrill (b)	Sonangol E.P.	50.0%	50.0%
Gulfdrill (b)	Gulf Drilling International	50.0%	50.0%
(a)    Refer to the Seadrill Partners subsidiaries paragraph below for additional information. For transactions with related parties refer to Note 32 - "Related party transactions".
(b)    We own 50% equity interests in the above entities. The remaining 50% equity interest is owned by the above joint venture partners. We account for our 50% investments in the joint ventures under the equity method. For transactions with related parties refer to Note 32 - "Related party transactions".
At the year end, the book values of our investments in our associated companies were as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Seadrill Partners - Direct ownership interest	—	122
Seabras Sapura	103	98
Seabras Sapura Holding GmbH - shareholder loans held as equity	121	123
SeaMex Ltd	—	22
Sonadrill	22	24
Gulfdrill	2	—
Total	248	389

Share in results from associated companies
We have recognized the following impairment of our investments in associated companies in the Consolidated Statements of Operations within "Loss on impairment of investments".

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Impairments of Investment in associated companies and joint ventures
Seadrill Partners - Direct ownership investments	47	248	—	—
Seadrill Partners - Seadrill member interest and IDRs	—	54	—	—
Total impairment of investments in associated companies and joint ventures	47	302	—	—
Our share in results of our associated companies (net of tax) were as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Seadrill Partners - Direct ownership interests	(75)	(107)	(82)	77
Seadrill Partners - Subordinated units	—	(17)	(20)	22
Seabras Sapura	20	29	24	46
SeaMex	(22)	(19)	(12)	4
Sonadrill	(2)	(1)	—	—
Gulfdrill	2	—	—	—
Total share in results from associated companies (net of tax)	(77)	(115)	(90)	149

Summary of Consolidated Statements of Operations for our equity method investees
The results of the Direct ownership interests in Seadrill Partners and its subsidiaries and our share in those results (net of tax) were as follows:

Seadrill Partners	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues (1)	750	426	612
Net operating (loss)/income (1)	51	100	257
Net (loss)/income (1)	(187)	(127)	201

Net (loss)/income allocated to subsidiaries of Seadrill Partners (1)	(92)	(59)	77
Losses not recognized	—	—	—
Amortization of basis differences	(15)	(23)	—
Share in results of Seadrill Partners (net of tax)	(107)	(82)	77
Net (loss)/income allocated to SDLP subordinated units	(17)	(15)	22
Amortization of basis differences	—	(5)	—
Share in results of the subordinated units of Seadrill Partners (net of tax)	(17)	(20)	22
(1) The 'Summary of Consolidated Statements of Operations' has not been included for Seadrill Partners for the period ending December 1, 2020. Seadrill Partners on the date of issuance of these consolidated financial statements have yet to issue consolidated statements for the year ending December 31, 2020 that comply with U.S. GAAP and would be impractical to obtain the results for the year ended December 31, 2020. Furthermore, our associated investment was substantially written down through impairment in the year ending December 31, 2019 and was fully impaired to nil carrying value in the first quarter of 2020 and thus our share in results of Seadrill Partners did not incorporate results for the period from April 1, 2020 to December 1, 2020. The share in results of a loss of $75 million represents Seadrill's share for the period before the investment was reduced to nil.
The results of the Seabras Sapura companies and our share in those results (net of tax) were as follows:

Seabras Sapura	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	360	434	232	241
Net operating income	103	198	124	125
Net income	75	113	88	92

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	38	57	44	46

Amortization of basis differences	(18)	(28)	(20)	—
Share in results from Seabras Sapura (net of tax)	20	29	24	46

The results of the SeaMex companies and our share in those results (net of tax) were as follows:

SeaMex	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	234	232	118	121
Net operating income	49	70	40	40
Net (loss)/income	(13)	18	4	7

Seadrill ownership percentage	50%	50%	50%	50%
Share of net (loss) / income	(6)	9	2	4

Amortization of basis differences	(16)	(28)	(14)	—
Share in results from SeaMex (net of tax)	(22)	(19)	(12)	4

The results of the Sonadrill companies and our share in those results (net of tax) were as follows:

Sonadrill	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	56	22	—	—
Net operating income	(2)	(1)	—	—
Net income	(5)	(2)	—	—

Seadrill ownership percentage	50%	50%	—%	—%
Share of net income	(2)	(1)	—	—

Share in results from Sonadrill (net of tax)	(2)	(1)	—	—

The results of the Gulfdrill companies and our share in those results (net of tax) were as follows:

Gulfdrill	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	44	—	—	—
Net operating income	6	—	—	—
Net income	4	—	—	—

Seadrill ownership percentage	50%	50%	—%	—%
Share of net income	2	—	—	—

Share in results from Gulfdrill (net of tax)	2	—	—	—

Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the directly owned subsidiaries of Seadrill Partners and our share of equity in those companies was as follows:

Seadrill Partners
(In $ millions)	December 31, 2019
Current assets	833
Non-current assets	4,847
Current liabilities	(533)
Non-current liabilities	(2,623)
Net Assets (2)	2,524

Seadrill share of book equity	1,305
Basis difference allocated to rigs (1)	(1,220)
Basis difference allocated to contracts (1)	37
Book equity allocated to direct investments in subsidiaries of Seadrill Partners	122
(1)In 2020, an impairment of $47 million (December 31, 2019: $302 million) was recognized against the Seadrill Partners direct ownership interests and IDRs in the Consolidated Statements of Operations within "Loss on impairment of investments" reducing the balance of our investment in Seadrill Partners to nil. See Note 13 – "Impairment loss on investments in associated companies".
(2)The 'Summary Consolidated Balance sheet' has not been included for Seadrill Partners as at December 1, 2020. Seadrill Partners on the date of issuance of these consolidated financial statements have yet to issue consolidated statements for the year ending December 31, 2020 that comply with U.S. GAAP and would be impractical to obtain the results for the year ended December 31, 2020. Furthermore, our associated investment was substantially written down through impairment in the year ending December 31, 2019 and was fully impaired to nil carrying value in the first quarter of 2020.
The summarized balance sheets of the Seabras Sapura companies and our share of recorded equity in those companies was as follows:

Seabras Sapura
(In $ millions, unless otherwise stated)	December 31, 2020	December 31, 2019
Current assets	207	195
Non-current assets	1,474	1,495
Current liabilities	(541)	(510)
Non-current liabilities	(419)	(504)
Net Assets	721	676
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	361	338

Shareholder loans held as equity (1)	121	123
Basis difference allocated to rigs	(351)	(369)
Basis difference allocated to contracts	93	129
Total adjustments	(137)	(117)
Book value of Seadrill investment	224	221
(1) In 2020, Seabras Sapura repaid $2 million (December 31, 2019: $9 million) of shareholder loans, with the cash proceeds held in escrow against a future redemption of Senior Secured Notes.
The summarized balance sheets of the SeaMex companies and our share of recorded equity in those companies was as follows:

SeaMex
(In $ millions)	December 31, 2020	December 31, 2019
Current assets	291	260
Non-current assets	898	939
Current liabilities	(174)	(141)
Non-current liabilities	(555)	(586)
Net Assets	460	472
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	230	236

Basis difference allocated to rigs	(325)	(341)
Basis difference allocated to contracts	95	127
Total adjustments	(230)	(214)

Book value of Seadrill investment	—	22
The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

Sonadrill
(In $ millions)	December 31, 2020	December 31, 2019
Current assets	54	57
Non-current assets	—	—
Current liabilities	(11)	(9)
Non-current liabilities	—	—
Net Assets	43	48
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	22	24

Book value of Seadrill investment	22	24

The summarized balance sheets of the Gulfdrill companies and our share of recorded equity in those companies was as follows:

Gulfdrill
(In $ millions)	December 31, 2020	December 31, 2019
Current assets	67	—
Non-current assets	102	—
Current liabilities	(135)	—
Non-current liabilities	(31)	—
Net Assets	3	—
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	2	—

Book value of Seadrill investment	2	—